Share-Based Compensation Expense (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Estimated share-based compensation expense related to equity awards granted to employees and non-employee directors
Share-based compensation expense	$ 351,556	$ 377,505	$ 1,459,330	$ 866,052
Selling, general and administrative expense [Member]
Estimated share-based compensation expense related to equity awards granted to employees and non-employee directors
Share-based compensation expense	314,428	351,804	1,381,554	888,592
Research and Development Expense [Member]
Estimated share-based compensation expense related to equity awards granted to employees and non-employee directors
Share-based compensation expense	$ 37,128	$ 25,701	$ 77,776	$ (22,540)